Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 538
2023	878
2024	914
2025	950
2026	905
Total	$ 4,185